INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
INVENTORIES [Abstract]
Finished products	$ 112	[1]	$ 252	[1]
Inventory, net	$ 112		$ 252

[1]	The inventory is presented as the lower price between the cost and the fair value (the selling price).